Earnings Per Share (Details) - Schedule of Basic and Diluted Per Share - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Per Share [Abstract]
Net income (loss) attributable to Telesat Corporation Shares	$ 157,118	$ (23,764)	$ 92,532
Effect of diluted securities	15,486
Diluted net income (loss) attributable to Telesat Corporation Shares	$ 172,604	$ (23,764)	$ 92,532